Trade and Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
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Trade and Other Payables and Accruals
20.	TRADE AND OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Trade payables	69,973	57,326	8,786
Bills payable - secured (see Note 15)	149,000	260,000	39,847

	218,973	317,326	48,633

Deposits from distributors	129,000	107,500	16,475
Payables in respect of acquisition of property, plant and equipment	7,790	3,704	568
Other taxes payables	8,398	6,209	952
Advances from an unrelated party (note)	54	38	6
Accrued staff costs	29,735	33,545	5,141
Accrued transportation costs	9,181	13,168	2,018
Accrued utilities expenses	2,731	3,337	511
Deferred income (see Note 23)	796	796	122
Others	4,106	3,757	575

	191,791	172,054	26,368

	410,764	489,380	75,001

Note: The advances from an unrelated party are unsecured, interest free and repayable on demand.
In general, the Group is required to make full advance payments (including issuance of bills) to suppliers for the purchases of its major raw materials, steel. Suppliers of other raw materials other than steel generally allow the Group a credit period of 60 days.
Bills payable issued by the Group generally have a maturity of 6 months.
Other payables are expected to be settled or recognized as income within one year or are repayable on demand.
The Group has financial risk management policies in place to ensure that all payables are settled within the credit period.